CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Other comprehensive income (loss):
Pension liability adjustment, Tax	$ 0.0	$ 0.0	$ 1.6	$ 2.6
Unrealized gain (loss) on cash flow hedges, Tax	$ 0.0	$ 0.0	$ 0.1	$ (0.1)